Inventory (Details) - Schedule of Impairment of Inventory ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Impairment of Inventory [Abstract]
Balance at beginning of the year	¥ (180)	$ (25)
Additional impairment of inventory			(180)
Write-off of impairment of inventory	89	13
Balance at the end of the year	¥ (91)	$ (12)	¥ (180)